REVENUE - Summary of Revenue as Disaggregated by Market Based on Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 76,507	$ 42,323	$ 27,980
U.K. and Ireland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	28,151	21,391	16,189
Other Europe
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	8,909	10,800	5,252
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	35,923	7,484	3,959
Rest of the world
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 3,524	$ 2,648	$ 2,580